Current and Deferred Portion of Income Tax (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Components Of Income Tax Expense Benefit [Line Items]
Current income tax (expenses) benefits	$ (1,200,896)	$ 1,359,513	$ (2,178,034)
Deferred income tax (expenses) benefits	555,133	(3,182,139)	(932,962)
Income tax expenses	$ (645,763)	$ (1,822,626)	$ (3,110,996)